PILLSBURY WINTHROP SHAW PITTMAN LLP

2475 Hanover Street Palo Alto, CA 94304

Tel: (650) 233-4500 Fax: (650) 233-4545

November 6, 2009

VIA ELECTRONIC TRANSMISSION AND OVERNIGHT MAIL

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Mail Stop 3030

Attn: Tim Buchmiller

Re:	Atheros Communications, Inc.

Registration Statement on Form S-4

File No. 333-162321

Ladies and Gentlemen:

On behalf of Atheros Communications, Inc. (the “Registrant”), we enclose for filing under the Securities Act of 1933, as amended (the “Securities Act”), Amendment No. 2 to the above referenced Registration Statement on Form S-4 (the “Registration Statement”), together with exhibits thereto.

Amendment No. 2 to the Registration Statement contains revisions that have been made in response to comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) in its letter dated November 5, 2009. Set forth below are the Registrant’s responses to the Staff’s comments. The responses correspond to the headings and numbered comments in the letter from the Staff. Marked copies of Amendment No. 2 to the Registration Statement are being provided supplementally with copies of this letter for the convenience of the Staff.

Material Federal Income Tax Consequences of the Merger, page 46

1.	We note your response to prior comment 2. Due to the complex legal nature of tax consequences, it is not appropriate that the disclosure in this section appear to be that of the registrant. Given that the registrant is relying upon tax counsel for the disclosure in this section of the proxy statement/prospectus, this section should clearly indicate that the discussion in this section represents the opinion of tax counsel and such counsel should be identified. In addition, since counsel is providing a “short-form” opinion where the disclosure in the proxy statement/prospectus is the opinion, and the opinion filed as Exhibit 8.1 merely confirms that the opinion set forth in the proxy statement/prospectus is the opinion of counsel, the first sentence of this section should not indicate that the discussion contained in this section is a “summary” of the material U.S. federal income tax consequences of the Merger since this is, in effect, the tax opinion, and not a summary thereof. Please revise. Please note in this regard that tax counsel should consent in its opinion to also being named in this section of the proxy statement/prospectus.

Response: The Registration Statement has been revised on page 46 to delete the reference to a “summary” of the material U.S. federal income tax consequences of the Merger and to state that

Securities and Exchange Commission

November 6, 2009

the discussion in this section represents the opinion of Dechert LLP, tax counsel to Intellon. In addition, in its opinion filed as Exhibit 8.1 to the Registration Statement, Dechert LLP indicates its consent to being named in this section of the proxy statement/prospectus.

2.	We note your response to prior comment 4. It remains unclear how retaining the assumption that “the Merger qualifies as a reorganization under Section 368(a) of the Code” is appropriate as you state in your response and does not assume away the ultimate tax consequences at issue. In addition, given your disclosure in the new section entitled “Potential Adjustment of Merger Consideration” which indicates that “if for any reason the Merger does not qualify as a reorganization under Section 368(a) of the Code, or if the Intellon board of directors does not receive a satisfactory written tax opinion of tax counsel to the effect that, for U.S. federal income tax purposes, the Merger will constitute a reorganization under Section 368(a) of the Code, Intellon shall recirculate a proxy statement and resolicit the vote of Intellon stockholders” it is also unclear why this assumption is necessary. As requested by our prior comment 4, please revise your disclosure in this section so that it does not assume away the ultimate tax consequences at issue.

Response: The Registration Statement has been revised on page 47 as requested to delete the reference to the assumption that “the Merger qualifies as a reorganization under Section 368(a) of the Code”.

Exhibit 5.1

3.	Please have your counsel confirm to us that their reference to the General Corporation Law of the State of Delaware includes the statutory provisions and also all applicable provisions of the Delaware Constitution and the reported judicial cases interpreting those laws as currently in effect.

Response: Counsel to the Registrant hereby confirms that its references to the General Corporation Law of the State of Delaware includes the statutory provisions and also all applicable provisions of the Delaware Constitution and the reported judicial cases interpreting those laws as currently in effect.

Exhibit 8.1

4.	In light of the penultimate sentence in the fifth paragraph of the tax opinion, please file an opinion of counsel that is dated as of the date you intend your registration statement to be declared effective.

Response: A form of opinion of Dechert LLP, tax counsel to Intellon, is being filed as Exhibit 8.1 to this Registration Statement. An executed opinion dated as of the date the Registrant intends the Registration Statement to be declared effective will be filed prior to effectiveness.

* * * * *

Securities and Exchange Commission

November 6, 2009

The Registrant acknowledges the following:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the Registrant may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Questions or comments regarding any matters with respect to the Registration Statement may be directed to the undersigned at (650) 233-4564. Comments can also be sent via facsimile at (650) 233-4545.

Very truly yours,

/s/ Davina K. Kaile
Davina K. Kaile

cc:	Dr. Craig H. Barratt

Mr. Jack R. Lazar

Mr. Trevor J. Chaplick

Mr. Henry N. Nassau

Ms. Allison Leopold Tilley

Ms. Noelle Matteson